Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 34.1%
AI Silk Midco Ltd. TBD% due 02/24/2031	EUR	4,500	$4,727
Amsurg
10.123% (TSFR03M + 4.750%) due 11/03/2028 «~		$6,123	6,123
14.248% due 07/20/2026 «~		62,687	62,687
Applegreen Ireland
7.402% (EUR003M + 3.500%) due 06/29/2026 «~	EUR	14,608	15,374
8.689% due 06/29/2026 «	GBP	4,744	5,843
CIRCOR International, Inc.
0.500% due 06/20/2029 «µ		$734	743
11.326% (TSFR03M + 6.000%) due 06/20/2030 «~		6,366	6,455
Cohesity
TBD% due 03/08/2031 «µ		3,583	3,583
TBD% due 03/08/2031 «		33,900	33,900
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 «~	EUR	50,190	51,711
Coreweave 1.000% - 14.079% (TSFR03M + 8.750%) due 06/30/2028 «~		$14,500	14,697
Diamond Sports Group LLC TBD% due 05/25/2026		32,793	31,564
Envalior Finance GmbH
9.412% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,500	2,498
10.813% (TSFR03M + 5.500%) due 03/29/2030 ~		$16,039	14,949
Espai Barca Fondo De Titulizacion TBD% - 5.000% due 05/31/2028 «(d)	EUR	12,448	16,030
Forest Park Corp. 5.780% due 12/11/2024 «		$140	140
Forward Air Corp. 9.827% (TSFR1M + 4.500%) due 12/19/2030 ~		5,800	5,727
Galaxy U.S. Opco, Inc. 10.063% (TSFR03M + 4.750%) due 04/29/2029 ~		5,000	4,537
Gateway Casinos & Entertainment Ltd.
13.413% (CDOR03 + 8.000%) due 10/18/2027 ~	CAD	11,661	8,631
13.469% due 10/15/2027		$13,644	13,680
Gibson Brands, Inc. 10.578% due 08/11/2028		3,459	3,280
GIP Blue Holding LP 9.942% due 09/29/2028		2	2
iHeartCommunications, Inc. 8.695% due 05/01/2026		5,040	4,403
Ivanti Software, Inc. 9.839% due 12/01/2027		13,573	12,742
Kiwi VFS Sub SARL
10.308% (EUR003M + 6.400%) due 05/16/2029 «~	EUR	8,200	9,024
12.089% due 05/16/2029 «	GBP	6,551	8,434
Lealand Finance Co. BV 8.442% (TSFR1M + 3.000%) due 06/28/2024 ~		$171	94
Lealand Finance Co. BV (6.441% Cash and 3.000% PIK) 9.441% due 06/30/2025 (d)		2,495	1,033
LifeMiles Ltd. 10.855% due 08/30/2026		1,335	1,337
Lifepoint Health, Inc. 11.087% due 11/16/2028		27,310	27,415
Market Bidco Ltd. 8.651% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	39,357	41,405
Mediaproduccion SL 11.386% (EUR003M + 7.500%) due 07/26/2027 «~		18,909	20,604
Merrill Lynch Mortgage Investors Trust TBD% due 06/01/2049 «(j)		$3,642	3,535
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		150	150
NAC Aviation 29 DAC 7.319% (TSFR06M + 2.164%) due 06/30/2026 ~		32,708	31,359
Obol France 3 SAS 8.864% (EUR006M + 4.750%) due 12/31/2025 ~	EUR	9,065	9,436
Oi SA
1.750% (LIBOR03M + 1.750%) due 02/26/2035 «~		$38,027	665
12.500% due 09/07/2024		42,740	42,527
Poseidon Bidco SASU 8.902% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,700	1,806
Project Anfora Senior 7.431% (EUR003M + 2.750%) due 10/01/2026 «~(j)		32,151	33,045

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Project Quasar Pledgco SLU 7.093% (EUR001M + 3.250%) due 03/15/2026 «~		11,576	12,118
Promotora de Informaciones SA 9.123% (EUR003M + 5.220%) due 12/31/2026 ~		75,509	80,513
Promotora de Informaciones SA (6.873% Cash and 5.000% PIK) 11.873% (EUR003M + 2.970%) due 06/30/2027 ~(d)		6,453	6,613
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~		$14,200	14,238
Quantum Bidco Ltd. 10.965% due 01/31/2028	GBP	7,000	8,464
Rising Tide Holdings, Inc. 14.329% (TSFR1M + 9.000%) due 06/01/2026 «~		$158	153
Softbank Vision Fund 6.000% due 12/23/2025 «		26,105	24,933
Steenbok Lux Finco 1 SARL 10.000% (EUR006M + 10.000%) due 06/30/2026 «~	EUR	254	281
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026		142,111	48,566
10.000% (EUR006M + 10.000%) due 06/30/2026 «~		170	188
Sunseeker TBD% - 5.550% due 10/31/2028 «		$31,800	30,449
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~		60,839	58,237
Team Health Holdings, Inc. 10.563% (TSFR03M + 5.250%) due 03/02/2027 ~		2,823	2,513
Telemar Norte Leste SA
1.750% (LIBOR06M + 1.750%) due 02/26/2035 «~		52,667	921
1.750% due 02/26/2035 «		59,803	1,046
Triton Water Holdings, Inc. 9.312% (TSFR03M + 4.000%) due 03/31/2028 ~		4,300	4,258
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~		73,455	64,028
Walgreens
5.890% due 03/01/2025 «		449	446
6.000% due 03/06/2030 «		543	533
Wesco Aircraft Holdings, Inc. TBD% - 13.929% (TSFR1M + 8.600%) due 05/01/2024 «~		27,600	29,542
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		3,456	2,246
Windstream Services LLC
9.430% due 02/23/2027		29,490	29,195
11.680% due 09/21/2027		6,864	6,722

Total Loan Participations and Assignments (Cost $1,072,657)			982,098

CORPORATE BONDS & NOTES 26.6%
BANKING & FINANCE 7.7%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (d)(l)	EUR	20,024	24,708
ADLER Real Estate AG 3.000% due 04/27/2026 (l)		9,400	8,968
Agps Bondco PLC
4.625% due 01/14/2026 (l)		15,900	6,718
5.000% due 04/27/2027 (l)		7,800	3,261
5.000% due 01/14/2029 (l)		700	288
5.500% due 11/13/2026 (l)		2,400	1,008
6.000% due 08/05/2025 (l)		10,100	4,385
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		$5,800	5,481
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •(l)	EUR	21,218	24,012
8.000% due 01/22/2030 •(l)		6,887	7,529
10.500% due 07/23/2029 (l)		22,387	28,504
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,300	346
Cape Lookout Re Ltd. 13.362% (T-BILL 1MO + 8.000%) due 04/05/2027 «~		$3,600	3,607
Claveau Re Ltd. 22.612% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		2,824	1,765
Corestate Capital Holding SA 10.000% due 12/31/2026 (d)	EUR	314	305
Corestate Capital Holding SA (3.500% Cash or 9.000% PIK) 3.500% due 07/31/2049 (d)		1,210	457
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030 ^(e)		$300	21
6.150% due 09/17/2025 ^(e)(l)		1,000	68
Credit Suisse AG AT1 Claim		200	23
East Lane Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		500	502
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		12,400	11,331
Farringdon Mortgages 7.965% due 07/15/2047 «	GBP	4,164	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Gateway Re Ltd. 5.363% (T-BILL 1MO) due 12/23/2028 ~(c)		$400	367
Hestia Re Ltd. 14.732% (T-BILL 1MO + 9.370%) due 04/22/2025 ~		3,520	3,478
Integrity Re Ltd.
22.362% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		1,750	1,749
28.362% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		1,750	1,749
Long Walk Reinsurance Ltd. 15.112% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		3,500	3,546
Navient Corp. 5.625% due 01/25/2025		139	138
Sabine Re Ltd. 8.250% (T-BILL 1MO + 8.250%) due 04/07/2031 «~(c)		400	400
Sanders Re Ltd. 17.122% (T-BILL 3MO + 11.760%) due 04/09/2029 ~		6,399	5,749
Seazen Group Ltd. 4.450% due 07/13/2025		200	74
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		11	1
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		11	1
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		22	2
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		33	2
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		33	2
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		15	1
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)(l)		65,586	20,824
Uniti Group LP
6.000% due 01/15/2030 (l)		31,176	23,277
10.500% due 02/15/2028 (l)		10,215	10,600
Ursa Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 12/07/2026 ~		4,200	4,253
Veraison Re Ltd. 17.362% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		3,100	3,333
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		12,779	2,235
Winston RE Ltd.
15.612% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		450	447
17.112% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		2,800	2,782
Yosemite Re Ltd. 15.340% (T-BILL 3MO + 9.978%) due 06/06/2025 ~		3,730	3,862

			222,159

INDUSTRIALS 17.7%
Altice France Holding SA
8.000% due 05/15/2027	EUR	4,200	1,516
10.500% due 05/15/2027		$25,000	9,377
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		1,100	1,121
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (d)(l)		949	915
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)(l)		36,318	34,848
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)(l)		28,025	27,694
CGG SA
7.750% due 04/01/2027 (l)	EUR	4,900	4,851
8.750% due 04/01/2027 (l)		$22,793	20,673
DISH DBS Corp.
5.250% due 12/01/2026		30,448	24,032
5.750% due 12/01/2028		23,398	16,124
DISH Network Corp. 11.750% due 11/15/2027		3,800	3,883
Ecopetrol SA
8.375% due 01/19/2036 (l)		1,030	1,040
8.875% due 01/13/2033 (l)		2,000	2,117
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (d)		9	2
First Quantum Minerals Ltd. 9.375% due 03/01/2029		1,000	1,037
GN Bondco LLC 9.500% due 10/15/2031 (l)		19,180	19,165
Greene King Finance PLC 7.420% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	205
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		$49,498	46,111
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	8,700	9,233
LifePoint Health, Inc. 11.000% due 10/15/2030 (l)		$6,870	7,351

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	3,700	3,767
National Collegiate Student Loan Trust 5.560% due 06/01/2045		$50	41
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 (l)		14,130	11,086
NPC Ukrenergo 6.875% due 11/09/2028		1,800	682
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^		440	42
6.000% due 05/16/2024 ^		650	62
6.000% due 11/15/2026 ^		430	41
Petroleos Mexicanos
6.700% due 02/16/2032 (l)		8,424	7,011
6.840% due 01/23/2030 (l)		3,900	3,442
8.750% due 06/02/2029 (l)		6,612	6,452
ProFrac Holdings LLC 12.548% (TSFR3M + 7.250%) due 01/23/2029 ~(l)		13,653	14,267
Prosus NV 2.031% due 08/03/2032	EUR	500	435
Rivian Holdings LLC 11.493% due 10/15/2026 •(l)		$15,600	15,767
Topaz Solar Farms LLC 4.875% due 09/30/2039 (l)		2,089	1,859
Triton Water Holdings, Inc. 6.250% due 04/01/2029		600	547
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (l)		21,341	18,727
Vale SA 1.378% due 12/29/2049 ~(i)	BRL	313,730	20,288
Venture Global LNG, Inc.
9.500% due 02/01/2029 (l)		$12,119	13,070
9.875% due 02/01/2032 (l)		9,000	9,705
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		17,700	16,246
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(d)(e)		112,600	102,466
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		37,049	34,324

			511,622

UTILITIES 1.2%
NGD Holdings BV 6.750% due 12/31/2026 (l)		1,216	845
Oi SA 10.000% due 07/27/2025 ^(e)		55,638	974
Peru LNG SRL 5.375% due 03/22/2030 (l)		34,272	29,859
Raizen Fuels Finance SA
6.450% due 03/05/2034 (l)		1,500	1,540
6.950% due 03/05/2054		600	618

			33,836

Total Corporate Bonds & Notes (Cost $866,260)			767,617

CONVERTIBLE BONDS & NOTES 0.9%
BANKING & FINANCE 0.6%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	717	271
PennyMac Corp. 5.500% due 03/15/2026 (l)		$18,075	17,240
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (d)		33	2

			17,513

INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026 (l)		3,300	2,071
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)(l)		10,600	7,526

			9,597

Total Convertible Bonds & Notes (Cost $32,838)			27,110

MUNICIPAL BONDS & NOTES 2.2%
MICHIGAN 0.4%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	5,711

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		43,500	5,814

			11,525

PUERTO RICO 1.8%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (l)		27,782	16,093
0.000% due 11/01/2051 (l)		65,371	34,230

			50,323

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		1,200	112

Total Municipal Bonds & Notes (Cost $58,790)			61,960

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.000% due 02/25/2052 •(a)(l)		201,670	1,298
1.500% due 02/25/2036 (a)(l)		10,272	478
4.000% due 09/25/2051 (a)(l)		24,026	5,223
Freddie Mac
0.700% due 11/25/2055 ~(a)(l)		62,232	3,647
1.217% due 08/15/2026 •(a)(l)		541	12
2.010% due 11/25/2045 ~(a)		24,637	1,597
3.000% due 02/25/2051 (a)(l)		7,599	1,302
4.500% due 12/25/2050 (a)(l)		3,627	804

Total U.S. Government Agencies (Cost $23,516)			14,361

NON-AGENCY MORTGAGE-BACKED SECURITIES 47.1%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~(l)		3,000	2,832
225 Liberty Street Trust
3.597% due 02/10/2036 (l)		3,500	3,248
4.649% due 02/10/2036 ~(l)		7,616	5,689
280 Park Avenue Mortgage Trust
7.737% due 09/15/2034 •(l)		9,645	8,905
8.445% due 09/15/2034 •(l)		7,233	6,581
Adjustable Rate Mortgage Trust
5.984% due 02/25/2036 «•		32	19
6.444% due 10/25/2035 •(l)		1,797	1,596
6.464% due 11/25/2035 •(l)		1,541	1,586
6.594% due 01/25/2035 •(l)		2,054	1,859
7.244% due 02/25/2035 •		1,488	1,388
Alba PLC
0.000% due 12/15/2038 (h)	GBP	0	812
10.343% due 12/15/2038 •(l)		3,491	3,092
Anthracite Ltd. 5.678% due 06/20/2041		$6,135	0
Arima Mortgages PLC
0.000% due 07/28/2053 (b)(h)(l)	GBP	23,152	27,338
0.000% due 07/28/2053 (a)(h)		9,500	182
0.000% due 07/28/2053 (b)(h)		1,900	1,096
Ashford Hospitality Trust
8.248% due 06/15/2035 •(l)		$7,750	7,550
8.598% due 04/15/2035 •(l)		15,356	14,981
Atrium Hotel Portfolio Trust
8.673% due 12/15/2036 •(l)		44,936	39,539
9.023% due 06/15/2035 •(l)		20,669	20,008
Austin Fairmont Hotel Trust 7.623% due 09/15/2032 •(l)		2,800	2,770
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (l)		11,620	9,194
3.606% due 08/14/2034 ~(l)		6,216	2,247
7.340% due 03/15/2037 •(l)		1,000	1,000
7.835% due 03/15/2037 •(l)		4,600	4,476
9.190% due 09/15/2038 •(l)		24,820	18,876
BAMLL Re-REMIC Trust 5.837% due 06/17/2050 ~(l)		3,000	724
Banc of America Funding Trust
1.271% due 10/25/2036 •(l)		17,820	6,549
1.807% due 02/27/2037 ~(l)		2,846	2,623
3.715% due 08/25/2047 ~(l)		1,358	1,104
6.000% due 07/25/2036 (l)		528	365
Banc of America Mortgage Trust
5.173% due 06/25/2034 ~		136	112
5.750% due 07/20/2032 «~		19	17
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •		338	337
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~(l)		6,000	3,742
9.173% due 07/15/2037 •(l)		8,300	7,483

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~(l)		15,960	11,106
BCAP LLC Trust
3.606% due 08/28/2037 ~(l)		11,020	7,388
4.201% due 05/26/2037 ~		2,263	1,981
6.000% due 05/26/2037 ~(l)		6,591	5,010
6.500% due 06/26/2037 ~		1,986	533
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		29	28
Beast Mortgage Trust
6.490% due 03/15/2036 •(l)		6,700	5,827
9.890% due 03/15/2036 •(l)		3,125	1,796
Benchmark Mortgage Trust 3.294% due 12/15/2062 ~		1,300	143
Beneria Cowen & Pritzer Collateral Funding Corp.
6.239% due 06/15/2038 •(l)		800	761
9.078% due 06/15/2038 •(l)		4,900	2,669
10.074% due 06/15/2038 •(l)		5,500	2,375
BFLD Trust
8.390% due 10/15/2035 •		950	288
9.140% due 10/15/2035 •(l)		7,000	806
9.640% due 10/15/2035 •		3,491	140
BMO Mortgage Trust 3.269% due 02/17/2055 ~(l)		12,569	9,840
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(l)	GBP	25,556	24,561
0.000% due 10/16/2062 ~		13,289	7,152
0.000% due 10/16/2062 (h)		3,705	2
11.222% due 10/16/2062 •(l)		15,333	19,177
14.222% due 10/16/2062 •(l)		7,667	9,929
BWAY Mortgage Trust
2.917% due 01/10/2035		$2,000	1,181
9.290% due 09/15/2036 •(l)		7,654	4,276
10.290% due 09/15/2036 •(l)		6,611	3,039
11.290% due 09/15/2036 •(l)		3,000	1,072
BX Trust
7.392% due 05/15/2038 •(l)		3,704	3,667
8.043% due 05/15/2035 •(l)		1,400	1,384
8.177% due 10/15/2036 •(l)		3,739	3,623
8.365% due 01/17/2039 •(l)		10,250	9,959
8.543% due 05/15/2035 •(l)		5,345	5,281
8.927% due 10/15/2036 •(l)		2,436	2,354
9.944% due 07/15/2034 •(l)		21,301	21,220
BXP Trust 2.775% due 01/15/2044 ~(l)		7,000	4,538
CALI Mortgage Trust 3.957% due 03/10/2039 (l)		5,235	4,682
CD Mortgage Trust 5.688% due 10/15/2048		238	217
Century Plaza Towers 2.865% due 11/13/2039 (l)		11,305	9,725
Chase Mortgage Finance Trust 4.345% due 03/25/2037 ~		41	38
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.814% due 01/25/2036 •(l)		3,796	2,737
Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~(l)		8,200	7,422
5.248% due 12/10/2049 ~		458	295
8.490% due 12/15/2036 •(l)		4,000	3,958
9.140% due 10/15/2036 •(l)		13,140	12,575
Citigroup Mortgage Loan Trust
4.250% due 02/25/2054 (l)		13,555	12,483
5.794% due 11/25/2036 •(l)		3,987	3,042
5.861% due 08/25/2035 ~(l)		2,805	2,542
5.865% due 11/25/2036 ~		501	348
6.000% due 08/25/2035 (l)		3,092	2,337
Colony Mortgage Capital Ltd.
7.461% due 11/15/2038 •		1,600	1,492
8.157% due 11/15/2038 •(l)		10,750	9,544
8.853% due 11/15/2038 •(l)		12,700	10,902
COLT Mortgage Loan Trust
2.695% due 05/25/2065 ~(l)		1,156	879
3.550% due 05/25/2065 ~(l)		2,458	2,025
4.553% due 05/25/2065 ~		1,998	1,678
Commercial Mortgage Loan Trust 6.369% due 12/10/2049 ~		1,799	73
Commercial Mortgage Trust
1.214% due 10/10/2048 ~(a)(l)		28,636	447
2.819% due 01/10/2039 (l)		1,500	1,356
5.489% due 06/10/2044 ~(l)		1,618	1,458
7.473% due 06/15/2034 •(l)		2,929	1,672
11.440% due 12/15/2038 •(l)		5,260	3,782
Connecticut Avenue Securities Trust
11.320% due 10/25/2041 •(l)		18,950	20,037
11.320% due 12/25/2041 •		900	950

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Countrywide Alternative Loan Trust
5.824% due 07/25/2046 •(l)		1,183	1,169
5.864% due 05/25/2047 •(l)		2,854	1,765
5.924% due 12/25/2046 •		213	130
6.223% due 12/20/2035 •		358	104
8.002% due 02/25/2035 ~		198	113
Countrywide Home Loan Mortgage Pass-Through Trust
4.933% due 09/20/2036 ~		77	68
6.144% due 05/25/2035 •(l)		4,920	2,948
Credit Suisse Commercial Mortgage Trust
5.496% due 01/15/2049 ~(l)		11,070	6,933
6.407% due 06/15/2034 •(l)		4,573	4,388
Credit Suisse First Boston Mortgage Securities Corp.
4.947% due 12/25/2033 ~		525	475
4.981% due 07/15/2037 ~		27	23
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		584	382
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.853% due 10/27/2036 •(l)		13,167	9,796
3.704% due 08/15/2037 ~(l)		3,580	3,210
3.778% due 11/10/2032 ~		4,900	1,210
4.279% due 11/27/2037 ~(l)		3,836	3,539
6.500% due 07/25/2036		489	124
6.840% due 07/15/2038 •(l)		6,010	5,414
8.744% due 07/15/2032 •(l)		10,000	9,182
8.974% due 06/27/2037 ~		1,046	776
9.794% due 07/15/2032 •(l)		22,329	20,014
CTDL Trust 4.750% due 05/25/2055 ~(l)		894	779
DBGS Mortgage Trust
4.195% due 04/10/2037 ~(l)		21,777	13,544
9.590% due 10/15/2036 •(l)		6,000	3,634
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.162% due 09/28/2036 ~(l)		3,499	2,583
DOLP Trust 3.704% due 05/10/2041 ~(l)		15,450	8,528
DROP Mortgage Trust 8.189% due 10/15/2043 •(l)		5,806	4,514
Eurosail PLC
4.768% due 03/13/2045 •	EUR	250	233
5.642% due 06/13/2045 •(l)	GBP	1,792	2,183
6.692% due 06/13/2045 •(l)		5,421	5,419
8.842% (BP0003M + 3.500%) due 06/13/2045 ~(l)		1,525	1,476
9.342% due 06/13/2045 •		1,781	1,818
Extended Stay America Trust 9.139% due 07/15/2038 •(l)		$20,136	20,150
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Fontainebleau Miami Beach Trust 3.963% due 12/10/2036 ~(l)		$9,700	9,404
Freddie Mac
10.070% due 02/25/2042 •(l)		3,700	3,947
10.820% due 01/25/2034 •(l)		14,300	15,783
11.570% due 09/25/2041 •(l)		3,700	3,873
12.820% due 10/25/2041 •(l)		15,000	16,311
13.820% due 02/25/2042 •(l)		1,600	1,757
Fremont Home Loan Trust 7.544% due 01/25/2034 •(l)		1,883	1,571
GC Pastor Hipotecario FTA 4.093% due 06/21/2046 •(l)	EUR	3,500	3,310
GCT Commercial Mortgage Trust
6.240% due 02/15/2038 •(l)		$14,530	12,194
8.790% due 02/15/2038 •		12,000	854
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		761	721
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	11,221
GS Mortgage Securities Corp. Trust
4.605% due 10/10/2032 ~(l)		$5,820	5,323
8.844% due 12/15/2036 •(l)		9,240	8,578
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~(l)		3,000	2,473
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		93	88
0.000% due 12/25/2060 ~(a)		101,307	2,669
0.165% due 12/25/2060 ~(a)		88,150	598
3.953% due 12/25/2060 ~(l)		20,531	12,968
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~		6	6
0.000% due 07/25/2059 ~(a)		83,015	670
3.829% due 07/25/2059 ~(l)		6,871	4,408
GSMSC Resecuritization Trust 3.015% due 09/26/2037 ~(l)		39,394	15,877
HarborView Mortgage Loan Trust
5.921% due 12/19/2036 •(l)		2,459	2,312
6.101% due 03/19/2035 •(l)		1,497	1,261

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Harbour PLC 7.222% due 01/28/2054 •(l)	GBP	4,300	5,323
Hilton Orlando Trust
8.272% due 12/15/2034 •(l)		$14,119	14,023
9.272% due 12/15/2034 •(l)		2,207	2,161
Hilton USA Trust
5.519% due 11/05/2035		3,000	378
6.155% due 11/05/2035		500	16
HPLY Trust
8.585% due 11/15/2036 •(l)		13,408	13,072
9.335% due 11/15/2036 •(l)		3,901	3,789
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (l)		6,670	2,623
Impac CMB Trust
5.724% due 11/25/2035 •		1,121	977
5.964% due 11/25/2035 •(l)		10,067	8,880
Jackson Park Trust 3.242% due 10/14/2039 ~(l)		17,047	13,448
JP Morgan Alternative Loan Trust
4.593% due 12/25/2036 ~(l)		13,022	10,150
5.864% due 03/25/2037 •(l)		2,340	2,201
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~(l)		1,846	576
3.500% due 07/15/2047 ~		6,443	715
5.837% due 06/15/2049 ~(l)		14,826	3,582
6.740% due 03/15/2036 •(l)		1,400	1,213
6.940% due 09/15/2029 •(l)		1,140	1,085
8.189% due 12/15/2036 •(l)		4,240	615
8.623% due 02/15/2035 •(l)		21,923	21,434
8.830% due 06/15/2038 •(l)		5,000	2,775
8.955% due 11/15/2038 •(l)		12,000	11,761
9.290% due 03/15/2036 •(l)		5,000	1,823
9.623% due 02/15/2035 •(l)		8,210	8,036
9.705% due 11/15/2038 •(l)		2,756	2,636
10.290% due 03/15/2036 •		400	54
11.830% due 11/15/2038 •(l)		21,526	19,752
JP Morgan Mortgage Trust 4.995% due 06/25/2036 ~		7	5
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)(l)		7,505	1,563
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		400	40,840
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~(l)		22,339	12,699
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	1,365
LUXE Commercial Mortgage Trust 8.694% due 10/15/2038 •(l)		$26,640	26,186
MAD Mortgage Trust 3.555% due 09/10/2035 ~(l)		2,575	2,423
Mansard Mortgages PLC 8.840% due 10/15/2048 •(l)	GBP	2,089	2,378
MASTR Adjustable Rate Mortgages Trust 4.668% due 04/25/2035 ~		$734	500
Merrill Lynch Mortgage Investors Trust 6.179% due 07/25/2029 «•		403	358
MFA Trust
3.071% due 08/25/2049 ~(l)		1,185	1,032
4.978% due 08/25/2049 ~(l)		6,143	5,453
MFT Trust 3.477% due 02/10/2042 ~(l)		12,386	6,938
Morgan Stanley Capital Trust
3.912% due 09/09/2032 (l)		12,000	10,528
6.223% due 08/15/2033 •(l)		6,331	5,272
6.940% due 05/15/2036 •		4,500	3,786
7.323% due 06/15/2035 •		1,200	333
7.823% due 11/15/2034 •(l)		2,500	2,437
8.169% due 07/15/2035 •(l)		7,400	7,181
8.773% due 11/15/2034 •(l)		21,060	20,314
9.973% due 11/15/2034 •(l)		6,258	5,978
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~(l)		8,006	5,612
Morgan Stanley Re-REMIC Trust 4.194% due 06/26/2046 ~(l)		8,678	7,366
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		27	25
Mortgage Funding PLC 8.542% due 03/13/2046 •(l)	GBP	1,700	2,145
MRCD Mortgage Trust
2.718% due 12/15/2036 (l)		$11,000	5,911
4.250% due 12/15/2036 (l)		12,000	4,468
4.250% due 12/15/2036 ~(l)		5,500	1,677
MSDB Trust 3.316% due 07/11/2039 ~(l)		3,500	3,117
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~(l)		5,333	3,020

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

4.058% due 04/10/2037 ~(l)		7,000	4,880
4.135% due 05/15/2039 ~(l)		2,850	2,351
9.270% due 03/15/2035 •(l)		3,746	3,753
10.518% due 03/15/2035 •(l)		7,529	7,536
New Residential Mortgage Loan Trust 4.005% due 07/25/2059 ~(l)		22,875	15,676
New York Mortgage Trust 3.558% due 08/25/2061 þ(l)		4,450	3,908
Nomura Resecuritization Trust
3.577% due 10/26/2036 •(l)		8,327	6,985
3.757% due 07/26/2035 ~		251	215
RBSSP Resecuritization Trust 6.135% due 10/26/2037 •(l)		2,364	1,228
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037		127	97
Residential Asset Securitization Trust 5.750% due 03/25/2037		1,784	561
Residential Mortgage Securities PLC 9.523% due 06/20/2070 •(l)	GBP	4,150	5,275
Seasoned Credit Risk Transfer Trust
3.138% due 05/25/2057 ~(l)		$35,259	14,624
4.250% due 11/25/2059 ~(l)		6,300	5,850
4.647% due 11/25/2059 ~(l)		10,206	4,560
5.000% due 04/25/2062 ~(l)		6,500	5,445
Sequoia Mortgage Trust
6.388% due 10/20/2035 •		206	162
6.418% due 07/20/2033 «•		38	33
6.898% due 12/20/2032 «•		148	108
SFO Commercial Mortgage Trust 8.339% due 05/15/2038 •(l)		10,000	8,309
SMRT Commercial Mortgage Trust
8.026% due 01/15/2039 •(l)		11,350	11,023
8.676% due 01/15/2039 •(l)		5,442	5,066
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	553
Starwood Mortgage Trust
8.440% due 04/15/2034 •(l)		7,024	6,818
9.440% due 04/15/2034 •(l)		6,612	6,423
Stratton Mortgage Funding PLC 8.223% due 03/12/2052 •(l)	GBP	3,000	3,798
Structured Adjustable Rate Mortgage Loan Trust
5.974% due 12/25/2034 •(l)		$1,945	1,452
6.094% due 10/25/2035 •(l)		4,590	4,354
Structured Asset Mortgage Investments Trust 5.864% due 09/25/2047 •(l)		1,746	1,444
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(l)		4,599	1,893
TDA Mixto Fondo de Titulizacion de Activos
4.121% due 12/28/2050 •(l)	EUR	15,190	14,438
4.125% due 10/28/2050 •(l)		25,842	14,571
Verus Securitization Trust 5.358% due 07/25/2067 ~(l)		$8,341	8,062
Waikiki Beach Hotel Trust 8.303% due 12/15/2033 •(l)		15,000	14,369
WaMu Mortgage Pass-Through Certificates Trust
4.612% due 05/25/2035 ~(l)		422	301
5.859% due 05/25/2047 •(l)		1,589	817
6.137% due 08/25/2046 •(l)		7,175	4,921
6.344% due 04/25/2045 •(l)		10,951	8,623
6.449% due 07/25/2045 •(l)		6,395	4,978
Wells Fargo Commercial Mortgage Trust
0.392% due 12/15/2039 ~(a)(l)		355,000	2,997
3.454% due 12/15/2039 ~(l)		7,935	5,301
3.860% due 09/15/2031 ~(l)		11,000	10,169
4.928% due 12/15/2039 ~(l)		11,535	10,326
Wells Fargo Mortgage-Backed Securities Trust 5.950% due 08/25/2035 ~(l)		987	747
Worldwide Plaza Trust
3.596% due 11/10/2036 ~(l)		16,000	1,599
3.596% due 11/10/2036 ~		2,465	157

Total Non-Agency Mortgage-Backed Securities (Cost $1,519,985)			1,357,287

ASSET-BACKED SECURITIES 29.8%
510 Loan Acquisition Trust 8.107% due 09/25/2060 þ(l)		5,090	5,056
ABFC Trust 6.494% due 03/25/2035 •(l)		6,399	5,301
Acacia CDO Ltd. 6.434% due 11/08/2039 •(l)		27,882	6,879
Accredited Mortgage Loan Trust
5.734% due 02/25/2037 •(l)		5,235	4,150
6.000% due 10/25/2034 þ(l)		1,863	1,518
ACE Securities Corp. Home Equity Loan Trust
5.864% due 04/25/2036 •(l)		7,931	5,787
6.089% due 12/25/2035 •(l)		2,978	2,353

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

6.404% due 08/25/2035 •(l)		3,572	2,438
6.719% due 02/25/2035 •(l)		14,359	10,680
Aegis Asset-Backed Securities Trust
7.144% due 03/25/2035 •(l)		3,100	733
8.594% due 09/25/2034 •		638	541
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(l)		6,026	4,053
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.204% due 02/25/2036 •		184	142
6.239% due 10/25/2035 •(l)		38,206	29,294
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,526
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~(l)		$29,803	5,705
Banco Bilbao Vizcaya Argentaria 4.572% due 03/22/2046 •	EUR	559	346
Bear Stearns Asset-Backed Securities Trust
5.067% due 08/25/2035 •(l)		$6,356	5,994
5.145% due 09/25/2034 •(l)		5,266	3,905
6.419% due 08/25/2036 •(l)		3,921	3,472
Belle Haven ABS CDO Ltd. 5.842% due 07/05/2046 •		96,561	219
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	468
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	547
Carvana Auto Receivables Trust 0.000% due 09/12/2028 «(h)		12	1,054
CDC Mortgage Capital Trust 7.994% due 06/25/2034 •(l)		659	618
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~(l)		12,000	4,387
CIT Mortgage Loan Trust 7.194% due 10/25/2037 •(l)		29,727	27,411
Citigroup Mortgage Loan Trust
6.030% due 11/25/2034 þ(l)		4,132	3,392
6.794% due 11/25/2045 •(l)		2,756	2,133
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(h)		22	9,412
6.610% due 06/25/2054 «		2,770	2,776
8.660% due 06/25/2054 «		3,989	3,999
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,905	1,831
8.260% due 12/01/2030 ~(l)		15,419	3,533
8.850% due 12/01/2030 ~(l)		19,044	3,197
Consumer Loan Underlying Bond Certificate Issuer Trust
10.403% due 05/16/2044 ~		26	24
15.499% due 03/15/2045 ~		159	148
16.252% due 07/15/2044 ~		102	94
16.363% due 12/15/2044 ~		120	112
16.784% due 06/15/2044 ~		73	68
17.059% due 08/15/2044 «~		107	104
17.372% due 02/15/2045 ~		204	186
17.696% due 10/17/2044 ~		105	98
18.185% due 12/15/2044 ~		114	106
18.738% due 04/17/2045 ~		227	210
18.987% due 02/15/2045 ~		264	246
19.487% due 11/17/2044 ~		121	112
21.103% due 01/16/2045 ~		233	222
21.830% due 03/15/2045 ~		178	167
Coronado CDO Ltd.
6.000% due 09/04/2038 (l)		242	101
7.095% due 09/04/2038 •(l)		1,697	657
Countrywide Asset-Backed Certificates Trust
5.694% due 06/25/2047 •(l)		27,139	22,166
5.744% due 06/25/2047 •(l)		26,400	19,817
6.074% due 06/25/2036 •(l)		4,091	3,692
6.104% due 06/25/2036 •(l)		2,224	2,126
6.404% due 02/25/2036 •(l)		2,390	1,851
6.704% due 01/25/2036 •(l)		3,577	3,059
6.944% due 10/25/2047 •(l)		9,916	7,676
7.319% due 10/25/2035 •(l)		12,458	9,662
7.544% due 08/25/2035 •(l)		3,503	2,704
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ		978	627
Credit-Based Asset Servicing & Securitization CBO Ltd.
5.538% due 03/13/2047		31,297	3,759
5.927% due 03/13/2047 •		54,782	3,145
8.750% due 09/06/2041 •		21,238	13
8.770% due 03/17/2040 •		51,642	645
Credit-Based Asset Servicing & Securitization LLC
6.283% due 12/25/2036 þ(l)		1,800	1,747
6.767% due 05/25/2035 þ(l)		1,436	1,072
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(l)		1,510	1,012

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Deutsche Mortgage & Asset Receiving Corp. 0.000% due 12/26/2035 (h)		1,634	1,045
Eaton Vance CLO Ltd. 0.000% due 01/15/2034 ~(l)		14,000	8,253
ECAF Ltd. 3.473% due 06/15/2040 (l)		3,342	2,222
Encore Credit Receivables Trust 6.419% due 11/25/2035 •(l)		13,866	10,694
Exeter Automobile Receivables Trust
0.000% due 08/15/2031 «(h)		16	4,912
0.000% due 09/15/2032 «(h)(l)		21	11,613
0.000% due 12/15/2033 «(h)		17	2,777
Flagship Credit Auto Trust
0.000% due 12/15/2025 «(h)		33	0
0.000% due 12/15/2027 «(h)		20	1,384
0.000% due 12/15/2028 «(h)		8	554
FREED ABS Trust 0.000% due 09/20/2027 «(h)		5	273
Fremont Home Loan Trust 5.924% due 02/25/2036 •(l)		10,497	6,947
Glacier Funding CDO Ltd. 9.400% due 11/12/2042 •(l)		33,250	5,474
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		132	130
GSAMP Trust
5.864% due 05/25/2046 •(l)		27,505	21,561
5.894% due 06/25/2036 •(l)		7,435	6,186
6.104% due 12/25/2035 •(l)		7,185	4,863
6.119% due 12/25/2035 •(l)		20,177	16,153
6.224% due 09/25/2035 •(l)		4,883	3,791
6.794% due 07/25/2045 •		1,283	1,072
7.169% due 08/25/2034 •		589	525
7.319% due 03/25/2034 •(l)		2,480	2,030
8.069% due 12/25/2034 •(l)		9,472	7,466
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	719
Home Equity Asset Trust 5.924% due 08/25/2036 •(l)		$30,191	28,722
Hout Bay Corp.
4.422% due 07/05/2041 •		13,377	2,353
4.622% due 07/05/2041 •		8,111	1
4.752% due 07/05/2041 •		3,290	0
HSI Asset Securitization Corp. Trust 6.254% due 01/25/2036 •(l)		24,675	17,976
Ischus CDO Ltd. 5.987% due 01/05/2040 •(l)		3,113	2,179
JP Morgan Mortgage Acquisition Trust
4.554% due 11/25/2036 þ		600	580
4.554% due 11/25/2036 þ(l)		1,654	1,945
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	16,728
Knollwood CDO Ltd. 6.041% due 01/10/2039 •(l)		8,051	3,196
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (l)		5,918	5,271
Lakeside CDO Ltd.
6.418% due 01/03/2040 •(l)		14,637	4,007
6.418% due 01/04/2040 •(l)		19,584	5,361
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		2,300	363
0.000% due 04/15/2028 «(h)		2,900	436
LNR CDO Ltd. 5.725% due 02/28/2043 •		2,058	18
Long Beach Mortgage Loan Trust
6.569% due 06/25/2035 •(l)		15,025	13,038
7.319% due 04/25/2035 •(l)		4,360	3,071
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	392
Margate Funding Ltd.
5.316% due 12/04/2044 •(l)		$37,095	6,993
5.586% due 12/04/2044 ^•(e)		8,718	153
Marlette Funding Trust
0.000% due 07/17/2028 «(h)		10	12
0.000% due 04/16/2029 «(h)		17	73
0.000% due 07/16/2029 «(h)		4	47
0.000% due 03/15/2030 «(h)		11	361
MASTR Asset-Backed Securities Trust
6.059% due 01/25/2036 •(l)		9,045	8,059
11.294% due 12/25/2032 •		442	312
Mercury CDO Ltd. 6.474% due 12/08/2040 •(l)		6,052	5,109
Merrill Lynch Mortgage Investors Trust 6.314% due 05/25/2036 •(l)		4,464	3,764
MKP CBO Ltd.
8.800% due 07/12/2040 •(l)		1,306	1,307
9.000% due 07/12/2040 •(l)		44,000	9,913

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
5.514% due 10/25/2036 •	209	112
5.999% due 01/25/2036 •(l)	8,698	6,656
6.149% due 11/25/2035 •(l)	5,824	4,902
6.509% due 03/25/2035 •(l)	8,556	6,940
11.069% due 09/25/2033 •(l)	1,543	1,446
Morgan Stanley Home Equity Loan Trust 6.509% due 05/25/2035 •(l)	5,590	5,009
N-Star REL CDO Ltd. 5.860% due 02/01/2041 •	581	0
National Collegiate Commutation Trust 3.748% due 06/01/2045	22,875	1,571
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.059% due 11/25/2035 •(l)	11,212	7,376
6.524% due 09/25/2035 •(l)	3,000	2,509
NovaStar Mortgage Funding Trust 6.329% due 01/25/2036 •(l)	4,420	3,630
Option One Mortgage Loan Trust Asset-Backed Certificates 6.344% due 11/25/2035 •(l)	6,015	4,863
Orient Point CDO Ltd. 5.830% due 10/03/2045 •(l)	109,519	33,778
Palisades CDO Ltd.
5.650% due 07/22/2039 (l)	2,000	473
6.527% due 07/22/2039 •(l)	21,400	8,358
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.359% due 09/25/2035 •(l)	18,258	13,177
6.914% due 01/25/2035 •(l)	1,730	1,339
7.394% due 02/25/2035 •(l)	6,028	4,856
7.544% due 12/25/2034 •(l)	17,121	13,063
PRET LLC 3.844% due 07/25/2051 þ	1,000	907
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(l)	2,649	1,789
Residential Asset Mortgage Products Trust 5.984% due 03/25/2036 •(l)	15,706	12,436
Rockford Tower CLO Ltd. 0.000% due 01/20/2036 «~	8,300	6,853
RR 7 Ltd. 0.000% due 01/15/2120 ~(l)	5,000	2,629
Saxon Asset Securities Trust 6.244% due 09/25/2047 •(l)	21,892	16,178
Securitized Asset-Backed Receivables LLC Trust
6.419% due 12/25/2034 •(l)	1,679	1,460
6.419% due 04/25/2035 •(l)	1,293	1,112
SG Mortgage Securities Trust 5.804% due 02/25/2036 •(l)	4,540	2,282
Sierra Madre Funding Ltd.
5.815% due 09/07/2039 •(l)	9,410	6,249
6.075% due 09/07/2039 •(l)	16,000	4,110
6.315% due 09/07/2039 •	10,400	2,629
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)	15	954
0.000% due 09/18/2046 «(h)	10	3,013
0.000% due 10/15/2048 «(h)	15	4,583
0.000% due 09/15/2054 «(h)(l)	20,233	26,118
0.000% due 02/16/2055 «(h)	8	9,507
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)	29	243
0.000% due 09/25/2040 «(h)	4,400	456
Solstice ABS CBO Ltd. 10.050% due 03/15/2039 •(l)	8,662	3,304
Soundview Home Loan Trust
5.819% due 10/25/2036 •(l)	25,396	22,758
5.909% due 06/25/2036 •(l)	10,056	8,414
South Coast Funding Ltd.
6.602% due 08/06/2039 •(l)	23,325	8,501
8.802% due 08/06/2039 ^•(e)	36,545	4
Start Ltd. 4.089% due 03/15/2044	1,965	1,820
Structured Asset Investment Loan Trust
5.944% due 06/25/2036 •(l)	15,000	5,420
6.194% due 10/25/2035 •(l)	19,366	14,916
6.419% due 06/25/2035 •(l)	7,887	6,759
Structured Asset Securities Corp. 6.644% due 02/25/2035 •	414	403
Structured Asset Securities Corp. Mortgage Loan Trust 5.674% due 02/25/2037 •(l)	17,082	13,768
Summer Street Ltd. 5.835% due 12/06/2045 •(l)	33,246	8,328
Terwin Mortgage Trust
4.224% due 07/25/2036 þ(l)	455	336
5.984% due 07/25/2037 •(l)	11,138	9,812
Wells Fargo Home Equity Asset-Backed Securities Trust 7.994% due 11/25/2035 •	250	233

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Woolworths Holdings Ltd. 9.500% due 01/01/2026 «		14,591	14,618

Total Asset-Backed Securities (Cost $1,111,919)			857,622

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ(l)		970	491
1.000% due 07/09/2029 (l)		949	508
3.625% due 07/09/2035 þ(l)		1,209	504
15.500% due 10/17/2026	ARS	47,041	22
Argentina Treasury Bond BONCER
0.000% due 06/30/2025 (h)		305,032	424
4.000% due 10/14/2024		48,198	56
Ghana Government International Bond
6.375% due 02/11/2027 ^(e)		$900	464
6.375% due 02/11/2027 ^(e)		200	103
7.875% due 02/11/2035 ^(e)		1,100	567
8.750% due 03/11/2061 ^(e)		400	205
Peru Government International Bond
5.350% due 08/12/2040	PEN	400	87
5.940% due 02/12/2029		68	18
6.150% due 08/12/2032		2,218	561
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	7,222	7
Russia Government International Bond
5.100% due 03/28/2035		$800	544
5.625% due 04/04/2042		6,200	4,126
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,200	352
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	3,304	963
6.876% due 05/21/2031		$5,000	1,476
Venezuela Government International Bond
8.250% due 10/13/2024 (e)		650	96
9.250% due 09/15/2027 ^(e)		65	12

Total Sovereign Issues (Cost $17,250)			11,586

		SHARES
COMMON STOCKS 5.3%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	1,197
iHeartMedia, Inc. 'A' (f)		171,118	358
iHeartMedia, Inc. 'B' «(f)		132,822	250
Promotora de Informaciones SA 'A' (f)		2,330,820	883

			2,688

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
Steinhoff International Holdings NV «(f)(j)		233,504,654	0

			0

FINANCIALS 1.2%
ADLER Group SA «(f)		225,086	42
Banca Monte dei Paschi di Siena SpA (f)		3,581,000	16,226
Corestate Capital Holding SA «(f)(j)		632,951	0
Intelsat Emergence SA «(j)		670,263	18,375
UBS Group AG		5,143	158

			34,801

INDUSTRIALS 2.5%
Mcdermott International Ltd. (f)		57,729	12
NAC Aviation «(f)(j)		531,558	10,066
Neiman Marcus Group Ltd. LLC «(f)(j)		178,186	26,076
Syniverse Holdings, Inc. «(j)		37,593,511	34,656
Voyager Aviation Holdings LLC «(f)		2,201	0
Westmoreland Mining Holdings «(f)(j)		89,637	269
Westmoreland Mining LLC «(f)(j)		90,975	239

			71,318

REAL ESTATE 0.0%
Sunac Services Holdings Ltd.		88,218	21

UTILITIES 1.5%
West Marine New «(f)(j)		3,579	38

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Windstream Units «(f)		1,366,195	43,140

			43,178

Total Common Stocks (Cost $130,660)			152,006

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Promotora de Informaciones SA		2,330,820	11

Total Rights (Cost $0)			11

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		1,401	3

UTILITIES 0.0%
West Marine - Exp. 09/11/2028 «		6,096	0

Total Warrants (Cost $11,797)			3

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «		13,205	0

Total Preferred Securities (Cost $4,327)			0

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Uniti Group, Inc.		403,446	2,380

Total Real Estate Investment Trusts (Cost $2,554)			2,380

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (k) 0.0%			1,372

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	229,115	238

U.S. TREASURY BILLS 1.7%
5.361% due 04/11/2024 - 06/06/2024 (g)(h)(l)(n)(p)		$48,923	48,729

Total Short-Term Instruments (Cost $50,342)			50,339

Total Investments in Securities (Cost $4,902,894)			4,284,380

		SHARES
INVESTMENTS IN AFFILIATES 17.2%
COMMON STOCKS 7.4%
AFFILIATED INVESTMENTS 7.4%
Amsurg Equity «(j)		2,562,021	126,715
Market Garden Dogwood LLC «(j)		85,000,000	85,877

			212,592

Total Common Stocks (Cost $192,054)			212,592

SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III		29,112,575	283,178

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $283,157)	283,178

Total Investments in Affiliates (Cost $475,211)	495,770

Total Investments 165.9% (Cost $5,378,105)	$4,780,150
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $(34,790))	4,449
Other Assets and Liabilities, net (66.1)%	(1,902,701)

Net Assets 100.0%	$2,881,898

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$107,054	$126,715	4.40%
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	42,757	18,375	0.64
Market Garden Dogwood LLC	03/13/2024	85,000	85,877	2.98
Merrill Lynch Mortgage Investors Trust 0.000% due 06/01/2049	10/02/2018 - 07/03/2023	3,643	3,535	0.12
NAC Aviation	06/01/2022 - 07/27/2022	12,462	10,066	0.35
Neiman Marcus Group Ltd. LLC	09/25/2020	5,828	26,076	0.90
Project Anfora Senior7.431% due 10/01/2026	09/30/2019	35,013	33,045	1.15
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2023	36,970	34,656	1.20
West Marine New	09/12/2023	51	38	0.00
Westmoreland Mining Holdings	04/09/2018 - 06/30/2023	726	269	0.01
Westmoreland Mining LLC	06/30/2023	603	239	0.01

$330,107	$338,891	11.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,372	U.S. Treasury Notes 5.000% due 09/30/2025	$(1,399)	$1,372	$1,372

Total Repurchase Agreements	$(1,399)	$1,372	$1,372

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	6.331%	02/28/2024	05/28/2024	$(3,414)	$(3,434)
6.430	02/05/2024	08/05/2024	(3,593)	(3,629)
6.634	10/18/2023	04/18/2024	(50,815)	(52,370)
BOS	6.630	03/06/2024	07/05/2024	(2,975)	(2,989)
BPS	4.190	02/12/2024	TBD(3)	EUR	(2,204)	(2,391)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

	4.240	02/23/2024	TBD(3)		(14,139)	(15,322)
	4.280	02/23/2024	TBD(3)		(11,024)	(11,948)
	4.300	01/22/2024	TBD(3)		(12,547)	(13,650)
	4.320	02/12/2024	05/13/2024		(1,564)	(1,698)
	4.332	03/18/2024	06/17/2024		(1,982)	(2,142)
	4.343	03/22/2024	06/24/2024		(331)	(357)
	4.356	11/02/2023	04/11/2024		(2,937)	(3,227)
	5.810	03/22/2024	05/21/2024		$(5,848)	(5,858)
	5.850	11/01/2023	TBD(3)		(21,761)	(22,298)
	5.850	12/11/2023	TBD(3)		(9,980)	(10,162)
	5.900	02/26/2024	05/24/2024		(2,382)	(2,396)
	5.980	01/10/2024	04/11/2024		(606)	(614)
	5.980	01/17/2024	04/16/2024		(4,696)	(4,754)
	5.980	01/29/2024	04/29/2024		(67)	(67)
	5.980	03/04/2024	04/11/2024		(19,538)	(19,629)
	5.980	03/05/2024	04/16/2024		(2,000)	(2,009)
	6.000	01/04/2024	04/05/2024		(3,658)	(3,712)
	6.000	03/19/2024	07/15/2024		(14,137)	(14,169)
	6.080	02/15/2024	08/13/2024		(3,895)	(3,925)
	6.080	02/29/2024	08/13/2024		(7,364)	(7,404)
	6.280	02/15/2024	08/13/2024		(859)	(866)
	6.580	01/22/2024	07/18/2024		(104,196)	(105,528)
	6.580	02/15/2024	08/13/2024		(45,797)	(46,181)
	6.620	01/22/2024	07/18/2024		(1,660)	(1,682)
	6.620	02/15/2024	08/13/2024		(3,774)	(3,805)
	6.680	01/22/2024	07/18/2024		(2,695)	(2,730)
	6.880	02/15/2024	08/13/2024		(17,116)	(17,266)
BRC	4.250	09/20/2023	TBD(3)	EUR	(512)	(565)
	4.750	03/18/2024	TBD(3)		$(1,359)	(1,362)
	5.700	07/28/2023	TBD(3)		(343)	(358)
	5.950	10/31/2023	TBD(3)		(5,033)	(5,160)
	6.310	07/28/2023	TBD(3)		(30,369)	(31,689)
	6.355	03/15/2024	06/17/2024	GBP	(6,529)	(8,265)
	6.400	02/26/2024	08/26/2024		$(4,830)	(4,861)
	6.420	01/12/2024	04/12/2024		(704)	(714)
	6.420	03/13/2024	09/09/2024		(48,778)	(48,943)
	6.440	01/31/2024	07/29/2024		(25,863)	(26,146)
	6.470	02/20/2024	05/20/2024		(901)	(908)
	6.470	03/13/2024	09/09/2024		(19,259)	(19,325)
	6.490	02/06/2024	08/05/2024		(7,207)	(7,279)
	6.500	02/26/2024	08/26/2024		(3,392)	(3,414)
	6.520	03/13/2024	09/09/2024		(8,022)	(8,049)
	6.530	02/09/2024	08/07/2024		(3,642)	(3,677)
	6.540	02/12/2024	08/07/2024		(747)	(754)
	6.570	01/12/2024	04/11/2024		(20,876)	(21,181)
	6.570	02/20/2024	05/20/2024		(11,842)	(11,931)
	6.570	02/26/2024	05/28/2024		(1,730)	(1,741)
	6.580	03/22/2024	07/22/2024		(5,055)	(5,064)
	6.590	04/01/2024	07/02/2024		(6,875)	(6,876)
	6.600	02/12/2024	05/13/2024		(2,586)	(2,609)
	6.610	01/17/2024	04/16/2024		(2,580)	(2,616)
	6.610	02/08/2024	05/08/2024		(9,420)	(9,512)
	6.630	03/12/2024	07/10/2024		(41,402)	(41,554)
	6.680	03/19/2024	07/17/2024		(4,864)	(4,876)
	6.820	10/02/2023	04/01/2024		(7,378)	(7,632)
BYR	6.030	03/04/2024	05/20/2024		(2,788)	(2,801)
CDC	5.980	03/12/2024	07/10/2024		(3,525)	(3,537)
	6.030	03/05/2024	07/03/2024		(661)	(664)
	6.260	02/09/2024	05/09/2024		(149)	(150)
CIB	5.900	03/15/2024	04/15/2024		(11)	(11)
DBL	4.230	03/13/2024	TBD(3)	EUR	(21,702)	(23,465)
	4.319	02/15/2024	08/15/2024		(5,056)	(5,485)
	5.792	02/15/2024	05/16/2024	GBP	(3,213)	(4,085)
	5.816	02/27/2024	06/27/2024		(3,811)	(4,837)
	5.953	02/12/2024	05/13/2024		(3,391)	(4,314)
	6.006	02/27/2024	06/27/2024		(434)	(551)
	6.022	03/08/2024	05/03/2024		$(1,059)	(1,063)
	6.666	02/15/2024	05/16/2024	GBP	(8,335)	(10,608)
	6.847	03/08/2024	05/03/2024		$(6,195)	(6,223)
	6.872	03/08/2024	05/03/2024		(58,710)	(58,979)
	6.897	03/08/2024	05/03/2024		(10,978)	(11,029)
	6.922	03/08/2024	05/03/2024		(24,633)	(24,746)
	6.947	03/08/2024	05/03/2024		(11,098)	(11,150)
	7.022	03/08/2024	05/03/2024		(8,145)	(8,183)
	7.072	03/08/2024	05/03/2024		(1,640)	(1,648)
	7.122	03/08/2024	05/03/2024		(10,676)	(10,727)
	7.147	03/08/2024	05/03/2024		(1,444)	(1,451)
DEU	5.670	03/12/2024	06/10/2024		(1,435)	(1,440)
	5.750	02/13/2024	05/13/2024		(12,196)	(12,289)
	5.820	03/12/2024	06/10/2024		(55,302)	(55,481)
	5.830	03/06/2024	06/04/2024		(5,606)	(5,629)
GLM	6.276	12/28/2023	09/27/2024		(7,128)	(7,246)
	6.326	12/28/2023	09/27/2024		(6,454)	(6,562)
	6.570	01/30/2024	10/29/2024		(2,683)	(2,713)
	6.670	02/08/2024	10/29/2024		(47,465)	(47,930)
	6.670	03/19/2024	10/29/2024		(7,186)	(7,203)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

	6.790	01/30/2024	10/29/2024		(13,435)	(13,592)
	6.870	02/08/2024	10/29/2024		(24,759)	(25,009)
IND	5.944	03/11/2024	07/08/2024		(14,922)	(14,974)
	5.950	03/07/2024	06/07/2024		(29,766)	(29,889)
	6.000	03/07/2024	06/07/2024		(4,311)	(4,329)
	6.030	03/01/2024	06/03/2024		(391)	(393)
	6.040	02/27/2024	05/28/2024		(4,803)	(4,830)
	6.070	01/16/2024	04/16/2024		(1,499)	(1,518)
JML	5.750	03/22/2024	05/03/2024		(1,145)	(1,147)
	6.204	03/13/2024	06/12/2024	GBP	(892)	(1,129)
JPS	4.750	03/18/2024	05/03/2024		$(1,529)	(1,532)
	6.060	03/25/2024	06/25/2024		(244)	(244)
	6.230	01/02/2024	04/03/2024		(2,768)	(2,811)
	6.380	01/02/2024	04/03/2024		(2,351)	(2,388)
	6.410	02/01/2024	05/01/2024		(770)	(778)
	6.510	02/01/2024	05/01/2024		(18,476)	(18,676)
	6.520	02/07/2024	05/07/2024		(3,364)	(3,396)
	6.680	01/02/2024	04/03/2024		(1,885)	(1,917)
	7.198	12/01/2023	05/29/2024		(23,336)	(23,905)
MSB	4.559	03/08/2024	05/08/2024	EUR	(5,932)	(6,419)
	5.659	03/08/2024	06/10/2024	GBP	(1,535)	(1,945)
	5.806	01/25/2024	07/25/2024		(2,376)	(3,031)
	5.921	02/05/2024	08/05/2024		(11,171)	(14,228)
	6.011	02/05/2024	08/05/2024		(5,501)	(7,007)
	6.280	02/23/2024	08/21/2024		$(3,734)	(3,759)
	6.430	02/23/2024	08/21/2024		(2,157)	(2,171)
	6.530	03/18/2024	09/16/2024		(2,105)	(2,110)
	6.580	01/09/2024	07/08/2024		(8,097)	(8,220)
	6.580	03/04/2024	09/04/2024		(16,592)	(16,677)
	6.580	03/18/2024	09/16/2024		(2,051)	(2,056)
	6.630	11/15/2023	05/13/2024		(1,327)	(1,360)
	6.630	03/04/2024	09/04/2024		(38,443)	(38,641)
	6.630	03/18/2024	09/16/2024		(1,563)	(1,567)
	6.680	12/05/2023	06/03/2024		(2,069)	(2,114)
	6.680	01/09/2024	07/08/2024		(287)	(292)
	6.680	03/04/2024	09/04/2024		(12,562)	(12,627)
	6.780	12/05/2023	06/03/2024		(416)	(425)
MZF	6.430	03/13/2024	09/11/2024		(122,946)	(123,363)
	6.580	03/13/2024	09/11/2024		(4,792)	(4,808)
NSL	4.250	10/16/2023	TBD(3)	EUR	(4,000)	(4,402)
RBC	6.220	03/25/2024	05/06/2024		$(8,418)	(8,428)
	6.370	03/20/2024	07/22/2024		(13,425)	(13,453)
RCE	4.200	02/23/2024	TBD(3)	EUR	(15,818)	(17,142)
	4.826	01/30/2024	07/30/2024		(9,032)	(9,826)
	5.205	03/15/2024	06/17/2024	GBP	(1,368)	(1,731)
	5.760	03/18/2024	06/18/2024		(1,447)	(1,831)
RCY	5.830	03/05/2024	04/04/2024		$(1,008)	(1,012)
	5.830	03/15/2024	04/15/2024		(6,657)	(6,675)
RDR	4.750	03/18/2024	TBD(3)		(1,390)	(1,393)
RTA	5.920	03/19/2024	06/20/2024		(8,479)	(8,497)
	6.020	03/22/2024	07/22/2024		(1,826)	(1,829)
	6.050	03/05/2024	07/03/2024		(23,376)	(23,482)
	6.350	02/09/2024	08/09/2024		(1,396)	(1,409)
	6.420	02/09/2024	08/09/2024		(3,209)	(3,238)
	6.440	02/09/2024	08/09/2024		(1,912)	(1,929)
	6.470	02/09/2024	08/09/2024		(2,410)	(2,432)
	6.490	02/09/2024	08/09/2024		(21,951)	(22,157)
	6.500	02/09/2024	08/09/2024		(5,939)	(5,994)
	6.520	02/02/2024	08/02/2024		(10,038)	(10,145)
	6.540	02/09/2024	08/09/2024		(1,235)	(1,247)
	6.560	03/05/2024	07/03/2024		(3,614)	(3,631)
	6.570	01/02/2024	04/02/2024		(14,186)	(14,421)
	6.570	02/09/2024	08/09/2024		(3,876)	(3,913)
	6.570	02/16/2024	08/16/2024		(10,896)	(10,986)
	6.570	03/28/2024	05/13/2024		(5,910)	(5,914)
	6.570	04/02/2024	07/01/2024		(14,169)	(14,169)
	6.580	03/05/2024	07/03/2024		(443)	(445)
	6.580	03/11/2024	07/09/2024		(6,801)	(6,827)
	6.600	02/02/2024	08/02/2024		(12,138)	(12,269)
	6.600	02/09/2024	08/09/2024		(13,674)	(13,804)
	6.600	03/05/2024	07/03/2024		(1,274)	(1,280)
	6.640	03/05/2024	07/03/2024		(6,287)	(6,318)
	6.650	02/09/2024	08/09/2024		(1,231)	(1,243)
	6.670	03/05/2024	07/03/2024		(1,302)	(1,309)
	6.700	03/11/2024	07/09/2024		(2,705)	(2,716)
	6.790	03/11/2024	07/09/2024		(1,757)	(1,764)
SBI	6.569	01/24/2024	07/22/2024		(2,639)	(2,672)
	6.719	01/24/2024	07/22/2024		(3,530)	(3,575)
SOG	5.600	12/05/2023	TBD(3)		(13,919)	(14,173)
	5.850	01/22/2024	04/22/2024		(30,318)	(30,663)
	6.050	02/08/2024	04/10/2024		(12,896)	(13,010)
	6.110	01/03/2024	04/10/2024		(2,234)	(2,268)
	6.580	01/10/2024	07/10/2024		(12,201)	(12,384)
	6.580	02/22/2024	08/20/2024		(9,325)	(9,391)
	6.580	02/23/2024	08/23/2024		(6,118)	(6,161)
	6.630	02/16/2024	08/15/2024		(2,710)	(2,733)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

6.630	03/13/2024	09/13/2024	(19,538)	(19,606)
6.680	03/13/2024	09/13/2024	(4,539)	(4,555)
UBS	4.230	07/05/2023	TBD(3)	EUR	(3,637)	(4,046)
4.260	02/23/2024	TBD(3)	(2,396)	(2,597)
4.476	03/22/2024	06/24/2024	(2,711)	(2,928)
5.730	01/26/2024	07/24/2024	$(6,055)	(6,119)
5.800	04/01/2024	07/02/2024	(18,491)	(18,491)
5.830	01/02/2024	04/01/2024	(18,097)	(18,360)
6.100	10/16/2023	04/15/2024	(1,407)	(1,447)
6.300	01/16/2024	04/16/2024	(6,352)	(6,437)
6.390	02/09/2024	08/07/2024	(226)	(228)
6.420	02/06/2024	05/07/2024	(74)	(74)
6.440	02/09/2024	08/07/2024	(5,814)	(5,868)
6.470	03/06/2024	06/04/2024	(20,159)	(20,253)
6.480	01/05/2024	04/04/2024	(3,785)	(3,844)
6.490	10/24/2023	04/24/2024	(840)	(864)
6.550	01/16/2024	04/16/2024	(17,640)	(17,884)
6.560	01/22/2024	04/22/2024	(30,518)	(30,908)
6.630	01/04/2024	04/03/2024	(12,021)	(12,215)
6.680	01/04/2024	04/03/2024	(20,610)	(20,947)
6.750	07/27/2023	04/26/2024	(2,069)	(2,165)

Total Reverse Repurchase Agreements	$(1,968,877)

(l)	Securities with an aggregate market value of $2,591,802 and cash of $11,854 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(1,891,834) at a weighted average interest rate of 6.290%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	63	$(15,030)	$97	$9	$0
3-Month SOFR Active Contract December Futures	03/2026	68	(16,362)	72	8	0
3-Month SOFR Active Contract June Futures	09/2024	80	(18,973)	81	4	0
3-Month SOFR Active Contract June Futures	09/2025	64	(15,350)	96	9	0
3-Month SOFR Active Contract March Futures	06/2024	106	(25,088)	47	1	0
3-Month SOFR Active Contract March Futures	06/2025	58	(13,877)	92	9	0
3-Month SOFR Active Contract March Futures	06/2026	64	(15,412)	53	5	0
3-Month SOFR Active Contract September Futures	12/2024	74	(17,600)	102	8	0
3-Month SOFR Active Contract September Futures	12/2025	53	(12,736)	69	7	0

Total Futures Contracts	$709	$60	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	12/20/2026	1.253%	EUR	16,290	$874	$875	$1,749	$20	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	86,100	$1,462	$385	$1,847	$245	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	9,000	874	1,747	2,621	0	(30)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	4,600	512	212	724	0	(18)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	18,100	1,978	10,241	12,219	0	(113)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$128,500	(9)	3,604	3,595	72	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024		677,400	(32,452)	10,402	(22,050)	0	(421)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		64,400	7	1,816	1,823	40	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		10,300	5	475	480	14	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		323,700	(4,388)	(24,554)	(28,942)	0	(654)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		246,200	(5,908)	(19,423)	(25,331)	0	(458)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		11,500	(373)	(625)	(998)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		2,500	20	(170)	(150)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		351,500	(29,753)	781	(28,972)	0	(738)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		58,100	(1,904)	(2,506)	(4,410)	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		93,400	(21)	11,229	11,208	171	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		25,600	(75)	(2,911)	(2,986)	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		56,100	622	(1,517)	(895)	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		59,000	3,100	(6,172)	(3,072)	0	(107)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		89,300	(1,675)	2,266	591	132	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		244,600	(25,131)	(1,331)	(26,462)	0	(439)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		53,800	1,389	(11,323)	(9,934)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		84,400	10,215	2,072	12,287	90	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		44,600	316	(1,794)	(1,478)	0	(37)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,250	(11)	7	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	09/20/2050		24,300	45	11,309	11,354	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		74,500	13,419	20,331	33,750	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		117,100	20,294	21,634	41,928	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,000	10,116	4,149	14,265	0	(65)
Receive	1-Year BRL-CDI	11.088	Maturity	01/02/2025	BRL	712,200	83	(861)	(778)	7	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025		2,600	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		1,800	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		2,200	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		5,900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		9,900	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		5,000	0	1	1	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		4,900	0	2	2	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		9,900	0	4	4	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		3,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,600	0	0	0	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,600	0	0	0	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		800	0	2	2	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,600	0	11	11	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		8,500	0	34	34	0	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		269,000	0	1,339	1,339	0	(7)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029	EUR	36,300	467	(19)	448	117	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		4,400	81	644	725	0	(12)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	146	145	0	(3)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	1,694	1,938	0	(35)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	5,464	5,365	0	(114)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	5,299	6,754	0	(142)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		52,500	316	2,702	3,018	0	(88)
Receive	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,500	330	136	466	0	(25)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	36,800	0	5	5	1	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		15,400	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		9,300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		4,400	0	7	7	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,900	0	4	4	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,900	8	0	8	0	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	7,900	32	2	34	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	1,900	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	4,600	0	1	1	0	0

$(34,410)	$46,924	$12,514	$889	$(4,177)

Total Swap Agreements	$(33,536)	$47,799	$14,263	$909	$(4,177)

(n)	Securities with an aggregate market value of $550 and cash of $53,119 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2024	GBP	946	$1,206	$12	$0
04/2024	$1,230	GBP	973	0	(2)
BPS	04/2024	CNH	9,691	$1,350	15	0
04/2024	EUR	18,577	20,295	253	0
04/2024	GBP	82,500	104,726	599	0
04/2024	$174	CNY	1,236	0	0
04/2024	1,510	EUR	1,390	0	(10)
04/2024	106,706	GBP	84,291	0	(318)
05/2024	GBP	79,836	$101,076	295	0
06/2024	$45	INR	3,779	0	0
07/2024	755	PLN	3,061	10	0
BRC	04/2024	CNH	19,598	$2,726	25	0
04/2024	$44,350	TRY	1,433,326	0	(1,263)
05/2024	4,993	171,656	82	0
06/2024	13	INR	1,091	0	0
CBK	04/2024	CHF	908	$1,036	30	0
04/2024	CNH	42,951	5,969	51	0
04/2024	$8,750	CAD	11,889	27	0
04/2024	3,206	EUR	2,943	0	(31)
05/2024	CAD	11,884	$8,750	0	(27)
05/2024	MXN	2,139	126	0	(2)
05/2024	$1,950	BRL	9,762	0	(9)
FAR	04/2024	EUR	389,011	$422,863	3,179	0
05/2024	CHF	904	1,002	0	(4)
GLM	04/2024	CAD	2,719	2,004	0	(4)
04/2024	$5,141	TRY	172,732	98	0
05/2024	1,636	56,372	29	0
MYI	04/2024	CAD	9,176	$6,758	0	(16)
04/2024	CNH	8,240	1,151	16	0
04/2024	CNY	1,215	171	0	0
04/2024	GBP	1,818	2,326	32	0
04/2024	$436,648	EUR	403,255	0	(1,597)
05/2024	EUR	381,552	$413,417	1,301	0
05/2024	$171	CNY	1,217	0	0
05/2024	2,857	EUR	2,645	0	0
06/2024	133	IDR	2,070,753	0	(3)
06/2024	24	INR	1,976	0	0

Total Forward Foreign Currency Contracts	$6,054	$(3,286)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.697%	$11,900	$(450)	$121	$0	$(329)
CBK	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.697	2,800	(110)	33	0	(77)
GST	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	5.083	3,800	(736)	146	0	(590)

$(1,296)	$300	$0	$(996)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Maturity	04/30/2024	$84	0	56	56	0
BPS	Pay	Gateway Casinos & Entertainment Limited	1-Month USD-LIBOR	Maturity	04/23/2024	298	0	1,302	1,302	0
BPS	Pay	Market Bidco Limited	1-Month USD-LIBOR	Maturity	05/15/2024	2,320	0	3,814	3,814	0
BPS	Pay	PUG LLC	1-Month USD-LIBOR	Maturity	04/28/2024	1,541	0	1,540	1,540	0
BPS	Pay	Veritas US Inc.	1-Month USD-LIBOR	Maturity	04/30/2024	5,327	0	3,251	3,251	0

$0	$9,963	$9,963	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$42	$(4,120)	$0	$(4,078)

Total Swap Agreements	$(1,254)	$6,143	$9,963	$(5,074)

(p)

Securities with an aggregate market value of $4,180 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$588,745	$393,353	$982,098
Corporate Bonds & Notes
Banking & Finance	367	215,550	6,242	222,159
Industrials	0	511,622	0	511,622
Utilities	0	33,836	0	33,836
Convertible Bonds & Notes
Banking & Finance	0	17,513	0	17,513
Industrials	0	9,597	0	9,597
Municipal Bonds & Notes
Michigan	0	11,525	0	11,525
Puerto Rico	0	50,323	0	50,323
West Virginia	0	112	0	112
U.S. Government Agencies	0	14,361	0	14,361
Non-Agency Mortgage-Backed Securities	0	1,303,326	53,961	1,357,287
Asset-Backed Securities	0	734,399	123,223	857,622
Sovereign Issues	0	11,586	0	11,586
Common Stocks
Communication Services	2,438	0	250	2,688
Financials	16,384	0	18,417	34,801
Industrials	0	12	71,306	71,318
Real Estate	21	0	0	21
Utilities	0	0	43,178	43,178
Rights
Consumer Discretionary	11	0	0	11
Warrants
Financials	0	0	3	3
Real Estate Investment Trusts
Real Estate	2,380	0	0	2,380
Short-Term Instruments
Repurchase Agreements	0	1,372	0	1,372
Short-Term Notes	0	238	0	238
U.S. Treasury Bills	0	48,729	0	48,729

$21,601	$3,552,846	$709,933	$4,284,380
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	212,592	212,592
Short-Term Instruments
Central Funds Used for Cash Management Purposes	283,178	0	0	283,178

$283,178	$0	$212,592	$495,770

Total Investments	$304,779	$3,552,846	$922,525	$4,780,150

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	969	0	969
Over the counter	0	16,017	0	16,017

$0	$16,986	$0	$16,986
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,177)	0	(4,177)
Over the counter	0	(4,282)	(4,078)	(8,360)

$0	$(8,459)	$(4,078)	$(12,537)

Total Financial Derivative Instruments	$0	$8,527	$(4,078)	$4,449

Totals	$304,779	$3,561,373	$918,447	$4,784,599

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$496,692	$127,773	$(229,953)	$10,719	$(20,432)	$9,875	$74,947	$(76,268)	$393,353	$6,127
Corporate Bonds & Notes
Banking & Finance	0	4,000	0	0	0	7	2,235	0	6,242	7
Non-Agency Mortgage-Backed Securities	80,068	0	(16,150)	377	214	(10,548)	0	0	53,961	(10,900)
Asset-Backed Securities	124,431	30,751	(7,217)	831	(9,798)	(10,070)	0	(5,705)	123,223	(16,279)
Common Stocks
Communication Services	435	0	0	0	0	(185)	0	0	250	(185)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2024 (Unaudited)

Financials	15,501	0	0	0	0	2,916	0	0	18,417	2,881
Industrials	69,830	2,211	0	0	0	(735)	0	0	71,306	(17)
Real Estate	0	0	0	0	(500)	500	0	0	0	0
Utilities	7,653	11,581	(9,846)	0	1,186	32,604	0	0	43,178	31,596
Rights
Industrials	335	0	(650)	0	650	(335)	0	0	0	0
Warrants
Financials	2	0	0	0	(178)	179	0	0	3	1
Industrials	507	0	(669)	0	669	(507)	0	0	0	0
Information Technology	20,917	0	(11,530)	0	0	(9,387)	0	0	0	0
Preferred Securities
Industrials	3,184	0	0	0	0	(3,184)	0	0	0	(3,184)
Short-Term Instruments
Short-Term Notes	331	0	(324)	0	10	(17)	0	0	0	0

	$819,886	$176,316	$(276,339)	$11,927	$(28,179)	$11,113	$77,182	$(81,973)	$709,933	$10,047
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	192,054	0	0	0	20,538	0	0	212,592	20,538

	$819,886	$368,370	$(276,339)	$11,927	$(28,179)	$31,651	$77,182	$(81,973)	$922,525	$30,585
Financial Derivative Instruments- Assets
Over the counter	$3,912	$0	$(7,634)	$0	$6,284	$(2,562)	$0	$0	$0	$0

Financial Derivative Instruments- Liabilities
Over the counter	$(680)	$0	$0	$0	$0	$(3,398)	$0	$0	$(4,078)	$(3,398)

Totals	$823,118	$368,370	$(283,973)	$11,927	$(21,895)	$25,691	$77,182	$(81,973)	$918,447	$27,187

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$68,810	Comparable Companies			EBITDA Multiple			14.000	—
		211,644	Discounted Cash Flow			Discount Rate			5.670 - 26.480	11.471
		37,483	Recent Transaction			Purchase Price			100.000	—
		2,632	Reference Instrument						1.750	—
		72,784	Third Party Vendor			Broker Quote			95.500 - 102.500	97.102
Corporate Bonds & Notes
Banking & Finance		2,235	Expected Recovery			Recovery Rate			17.490	—
		4,007	Proxy Pricing			Base Price			100.000 - 100.069	100.062
Non-Agency Mortgage-Backed Securities		53,424	Discounted Cash Flow			Discount Rate			7.000 - 10.000	9.871
		2	Discounted Cash Flow			Discount rate			7.000	—
		535	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Asset-Backed Securities		107,037	Discounted Cash Flow			Discount Rate			7.750 - 30.000	12.633
		16,187	Proxy Pricing			Base Price			100.000 - 42,417.783	24,705.618
Common Stocks
Communication Services		250	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Financials		18,375	Comparable Companies			EBITDA Multiple			4.000	—
		42	Option Pricing Model			Volatility			60.870	—
Industrials		26,076	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X /%	0.560/7.180/10.000	—
		34,656	Discounted Cash Flow			Discount Rate			15.380	—
		10,574	Indicative Market Quotation			Broker Quote			2.625 - 18.940	18.166
Utilities		43,140	Comparable Companies			EBITDA Multiple			6.100	—
		38	Discounted Cash Flow/Comparable Companies			Discount Rate/Revenue Multiple		%/ X	19.250/0.550	—
Warrants
Financials		2	Option Pricing Model			Volatility			40.000	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments		126,715	Comparable Companies			EBITDA Multiple			14.000	—
		85,877	Sum of the Parts			Discount Rate/Mortality Assumption			15.300/2015 ANB VBT Mortality Table	—
Financial Derivative Instruments- Liabilities
Over the counter		(4,078)	Indicative Market Quotation			Broker Quote			(29.15) —

Total		$918,447

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

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Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	0.0%
CLM 13648 LLC	03/29/2018	0.0%
MLM 13648 LLC	04/03/2018	0.6%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such

Notes to Financial Statements (Cont.)

investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$1,092,592	$(809,500)	$65	$21	$283,178	$6,316	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2024 (amounts in thousands†, except number of shares).

PIMCO Flexible Credit Income Fund

Security Name	Market Value at 06/30/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2024	Dividend Income	Shares Held at 03/31/2024
AMSURG EQUITY	0	$107,054	$0	$0	$19,661	$126,715	$0	2,562,021
Market Garden Dogwood LLC	0	85,000	0	0	877	85,877	0	85,000

† A zero balance may reflect actual amounts rounding to less than one thousand.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA LLC
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	NSL	Nomura International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	RTA	RBC (Barbados) Trading Bank Corp.
CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A	SBI	Citigroup Global Markets Ltd.
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDOR03	3 month CDN Swap Rate	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month
EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind